Benefit plans and stock-based compensation	12 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Benefit plans and stock-based compensation
9.	Benefit plans and stock-based compensation:

(a)	Stock option plans and arrangements:

(i)	The Company can issue stock options, SARs, deferred share units and restricted stock units to executive management, key employees and directors under the following stock-based compensation plans.

The Company has a Long-Term Incentive Plan under which awards may be made in order to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and to promote the success of the Company. Any employee or consultant selected by the administrator is eligible for any type of award provided for under the Long-Term Incentive Plan, except that incentive stock options may not be granted to consultants. The Long-Term Incentive Plan provided for the grant of units and performance units or share awards. As of March 31, 2018, there were 118,000 cash-based stock appreciation rights that were exercisable under the Long-Term Incentive Plan. The stock appreciation rights outstanding under the Long-Term Incentive Plan have a weighted average exercise price of $1.16. As of March 31, 2018, there were stock options to purchase 615,000 Class A voting shares outstanding under the Long-Term Incentive Plan. During fiscal 2018 and 2017 no stock options were issued under the Long-Term Incentive Plan. During fiscal 2016, stock options to purchase 235,000 shares of the Company’s Class A voting shares were issued with a three year vesting period, with an average exercise price of $0.78, and an expiration date of 10 years after the grant date. The weighted-average grant-date fair value of the options granted during fiscal 2016 was $0.69. The fair value of the newly issued options in fiscal 2016 was calculated as of the date of their grant, using the Black-Scholes option pricing model with the following weighted-average assumptions: Dividend yield – 0%; Expected volatility – 95.3%; Risk-free interest rate – 2.3%; and expected term in years – 10 years. The outstanding options as of March 31, 2018 had no intrinsic value. The unrecognized compensation related to the non-vested portion of stock options granted as of March 31, 2018 was $8,000. Total compensation cost for options recognized in expenses was $39,000, $92,000 and $109,000 during fiscal 2018, 2017, and 2016, respectively. This plan expired in February 2016 and no further awards will be granted under this plan. However, the Long-Term Incentive Plan will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms.

On August 15, 2016, the Board of Directors adopted the Company’s Omnibus Long-Term Incentive Plan (the “Omnibus LTIP”), and same was approved by the Company’s shareholders on September 21, 2016. Further to the Omnibus LTIP, the Company’s directors, officers, senior executives and other employees of the Company or one of its subsidiaries, consultants and service providers providing ongoing services to the Company and its affiliates may from time-to-time be granted various types of compensation awards, as same are further described below. The Omnibus LTIP is meant to replace the Company’s former equity awards plans. A total of 1,000,000 shares of the Company’s Class A voting shares are reserved for issuance under the Omnibus LTIP. In no event shall the Company issue Class A voting shares, or awards requiring the Company to issue Class A voting shares, pursuant to the Omnibus LTIP if such issuance, when combined with the Class A voting shares issuable upon the exercise of awards granted under the Company’s former plan or any other equity awards plan of the Company, would exceed 1,796,088 Class A voting shares, unless such issuance of Class A voting shares or awards is approved by the shareholders of the Company. This limit shall not restrict however, the Company’s ability to issue awards under the Omnibus LTIP that are payable other than in shares. As of March 31, 2018, there were stock options to purchase 193,000 Class A voting shares outstanding under the Omnibus LTIP, all of which were issued during fiscal 2017, with a three year vesting period, with an average exercise price of $1.43 and an expiration date of 10 years after the grant date. The weighted-average grant-date fair value of the options granted during fiscal 2017 was $1.34. The fair value of the newly issued options in fiscal 2017 was calculated as of the date of their grant, using the Black-Scholes option pricing model with the following weighted-average assumptions: Dividend yield – 0%; Expected volatility – 114.63%; Risk-free interest rate –2.2%; and expected term in years – 10 years. The outstanding options as of March 31, 2018 had no intrinsic value. The unrecognized compensation related to the non-vested portion of stock options granted as of March 31, 2018 was $74,000. Total compensation cost for options recognized in expenses was $139,000 during fiscal 2018 and $65,000 during fiscal 2017.

The Company has outstanding employee stock options issued under the Birks Employee Stock Option Plan (the “Birks ESOP”). Effective November 15, 2005, no awards are permitted to be granted under the Birks ESOP. However, the Birks ESOP will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms. In March 2010, the Company offered employees who held options under this plan the right to amend their current options. The amended options terms would be consistent with the original grant except that the new options would have a lower exercise price, be exercisable for a lesser number of the Company’s Class A voting shares, have a new ten-year term and be subject to different terms in the event of a change in control or if the Company had a going-private transaction. The amended options have an exercise price of $1.05 per share. As of March 31, 2018, March 25, 2017, and March 26, 2016 there were 5,666, 6,162 and 6,162 Class A voting shares underlying options granted under the Birks ESOP, respectively. No compensation expense was required to be recorded related to the amended option transaction and no compensation expense was required to be recorded for the outstanding option under this plan for the years ended March 31, 2018, March 25, 2017, and March 26, 2016.

The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 28, 2015	441,162	$1.15
Granted	235,000	0.78
Forfeited	(10,000)	1.10

Outstanding March 26, 2016	666,162	1.02
Granted	218,000	1.43
Forfeited	(10,000)	0.78

Outstanding March 25, 2017	874,162	1.13
Equity cash-out payment(a)	(60,000)	1.08
Forfeited	(496)	1.05

Outstanding March 31, 2018	813,666	$1.13

(a)

In connection with the Aurum Transaction, the Company offered an equity cash-out payment of $42,000 to a former senior executive for 35,000 options under the Long-term incentive plan and 25,000 options under the Omnibus LTIP.

A summary of the status of Birks’ stock options at March 31, 2018 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$ 0.78	205,000	7.5	$0.78	136,663	$0.78
$ 0.84	100,000	5.1	0.84	100,000	0.84
$ 0.89	40,000	4.6	0.89	40,000	0.89
$ 1.04-1.05	155,666	3.7	1.04	155,816	1.04
$ 1.25-1.66	70,000	4.2	1.48	70,000	1.48
$ 1.43	193,000	8.7	1.43	64,331	1.43
$ 1.94	50,000	6.8	1.94	50,000	1.94

	813,666	7.2	$1.13	616,810	$1.10

(ii)

Under plans approved by the former Board of Directors of Mayors, the Company has outstanding stock options issued to employees and members of the Company’s Board of Directors. No further awards will be granted under these plans. As of March 31, 2018, there are 41 options outstanding with a weighted average remaining estimated life of 4 years. No compensation expense was required to be recorded related to the options outstanding under this program for the years ended March 31, 2018, March 25, 2017, and March 26, 2016, respectively. During fiscal 2018, as a result of the Aurum Transaction, the Company settled 586 options in cash for $0.73 per share underlying the option. Subsequent to year-end, the remaining 41 options were settled in cash for $0.73 per share underlying the option and no options remain outstanding.

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 28, 2015	926	$1.05
Expired	(299)	1.05

Outstanding March 26, 2016 and March 25, 2017	627	1.05
Settled in cash	(586)	1.05

Outstanding March 31, 2018	41	1.05

(iii)

The Company issues new shares to satisfy share-based awards and exercise of stock options. During fiscal 2018, 586 options were settled in cash for $0.73 per share underlying the option, during fiscal 2017 and fiscal 2016, respectively, no cash was used to settle equity instruments granted under share-based payment arrangements other than described above.

(b)

As of March 31, 2018, the Company had outstanding warrants exercisable into 382,693 shares of the Company’s Class A voting shares. These warrants have a weighted average exercise price of $3.42 per share and expire on August 20, 2022. As of November 1, 2005, these awards were fully vested and no additional compensation expense will be recognized.

(c)	Restricted stock units and deferred share unit plans:

On November 15, 2016, the Company issued 121,500 cash settled restricted stock units (RSU) to members of senior management under the Omnibus LTIP. At March 31, 2018, 112,000 RSU are outstanding. These units vest after three years and expire one month following the vesting date. On September 7, 2017 and November 15, 2016, the Company also issued 74,466 and 55,944 of cash settled deferred share units (DSU) to members of the board of directors. These units vest immediately upon the date the member ceases being a director and expire on December 31 of the following year. Compensation expense is based on the fair value of the DSU and the liability is re-measured at each reporting period. As at March 31, 2018, the Company has recognized a liability of $97,000 in relation to these units (March 25, 2017 - $34,000). Total compensation cost for options recognized in expenses was $63,000 during fiscal 2018 and $34,000 during fiscal 2017

(d)	Employee stock purchase plan:

The Company has an Employee Stock Purchase Plan (“ESPP”) that permits eligible employees, which does not include executives of the Company, to purchase the Company’s Class A voting stock at 85% of the Class A voting shares fair market value through regular payroll deductions. A total of 100,000 shares of the Company’s Class A voting shares are reserved for issuance under the ESPP. As of March 31, 2018, 99,995 Class A voting shares were outstanding under the ESPP and no additional shares will be issued under this plan.

No shares were issued under the ESPP in fiscal 2018, 2017, and 2016.

(e)	CEO Long-term Cash Incentive Plan:

In April 2015, the Company’s Board of Directors approved a long-term cash incentive plan for the Chief Executive Officer (“CEO LTCIP”). The intent of the CEO LTCIP is to reward the Chief Executive Officer based on the Company’s performance over three-year cycles, the first of which begins with the fiscal 2016 through fiscal 2018 period. The approval of this three-year cycle is at the discretion of the Board of Directors on recommendation of the Compensation Committee. The CEO LTCIP for fiscal 2016 – 2018, is structured to fund a pool of dollars based on the successful achievement of earnings before tax (“EBT”) and the level of achievement of three key metrics that can modify the amount achieved based on EBT over three one-year periods. The amount of money funded each year, if earned, is added together at the end of the three-year cycle (with each year comprising one third of the total payout opportunity). Fifty percent (50%) of the final value of the pool following completion of the three year cycle is payable at the end of the three year cycle (early fiscal year 2019). with the remaining 50% payable one year thereafter (early fiscal 2020) subject to the Chief Executive Officer remaining employed at the time of payout and the payout not causing any default under our senior secured credit facilities. As of March 31, 2018 and March 25, 2017, no amounts were earned under the CEO LTCIP for fiscal 2016 – 2018..